Stock Based Compensation	12 Months Ended
Dec. 31, 2017
Stock Based Compensation [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
5.    STOCK BASED COMPENSATION

Overview

MAA accounts for its stock based employee compensation plans in accordance with accounting standards governing stock based compensation. These standards require an entity to measure the cost of employee services received in exchange for an award of an equity instrument based on the award's fair value on the grant date and recognize the cost over the period during which the employee is required to provide service in exchange for the award, which is generally the vesting period. Any liability awards issued are remeasured at each reporting period.

MAA’s stock compensation plans consist of a number of incentives provided to attract and retain independent directors, executive officers and key employees. Incentives are currently granted under the Amended and Restated 2013 Stock Incentive Plan, or the Stock Plan, which was approved at the 2014 annual meeting of MAA shareholders. The Stock Plan allows for the grant of restricted stock and stock options up to 625,000 shares. MAA believes that such awards better align the interests of its employees with those of its shareholders.

Compensation expense is generally recognized for service based restricted stock awards using the straight-line method over the vesting period of the shares regardless of cliff or ratable vesting distinctions. Compensation expense for market and performance based restricted stock awards is generally recognized using the accelerated amortization method with each vesting tranche valued as a separate award, with a separate vesting date, consistent with the estimated value of the award at each period end. Additionally, compensation expense is adjusted for actual forfeitures for all awards in the period that the award was forfeited. Compensation expense for stock options is generally recognized on a straight-line basis over the requisite service period. MAA presents stock compensation expense in the Consolidated Statements of Operations in "General and administrative expenses". Effective January 1, 2017, the Company adopted ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which allows employers to make a policy election to account for forfeitures as they occur. The Company elected this option using the modified retrospective transition method, with a cumulative effect adjustment to retained earnings, and there was no material effect on the consolidated financial position or results of operations taken as a whole resulting from the reversal of previously estimated forfeitures.

Total compensation expense under the Stock Plan was approximately $10.8 million, $12.2 million and $6.9 million for the years ended December 31, 2017, 2016 and 2015, respectively. Of these amounts, total compensation expense capitalized was approximately $0.2 million, $0.7 million and $0.7 million for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017, the total unrecognized compensation expense was approximately $14.1 million. This cost is expected to be recognized over the remaining weighted average period of 1.2 years. Total cash paid for the settlement of plan shares totaled $4.8 million, $2.0 million and $1.0 million for the years ended December 31, 2017, 2016 and 2015, respectively. Information concerning grants under the Stock Plan is listed below.

Restricted Stock

In general, restricted stock is earned based on either a service condition, performance condition, or market condition, or a combination thereof, and generally vests ratably over a period from 1 year to 5 years. Service based awards are earned when the employee remains employed over the requisite service period and are valued on the grant date based upon the market price of MAA common stock on the date of grant. Market based awards are earned when MAA reaches a specified stock price or specified return on the stock price (price appreciation plus dividends) and are valued on the grant date using a Monte Carlo simulation. Performance based awards are earned when MAA reaches certain operational goals such as funds from operations, or FFO, targets and are valued based upon the market price of MAA common stock on the date of grant as well as the probability of reaching the stated targets. MAA remeasures the fair value of the performance based awards each balance sheet date with adjustments made on a cumulative basis until the award is settled and the final compensation is known. The weighted average grant date fair value per share of restricted stock awards granted during the years ended December 31, 2017, 2016 and 2015, was $84.53, $73.20 and $68.35, respectively.

The following is a summary of the key assumptions used in the valuation calculations for market based awards granted during the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
Risk free rate	0.65% - 1.57%	0.49% - 1.27%	0.10% - 1.05%
Dividend yield	3.573%	3.634%	3.932%
Volatility	20.43% - 21.85%	18.41% - 19.45%	15.41% - 16.04%
Requisite service period	3 years	3 years	3 years

The risk free rate was based on a zero coupon risk-free rate. The minimum risk free rate was based on a period of 0.25 years for the years ended December 31, 2017, 2016 and 2015. The maximum risk free rate was based on a period of 3 years for the years ended December 31, 2017, 2016 and 2015. The dividend yield was based on the closing stock price of MAA stock on the date of grant. Volatility for MAA was obtained by using a blend of both historical and implied volatility calculations. Historical volatility was based on the standard deviation of daily total continuous returns, and implied volatility was based on the trailing month average of daily implied volatilities interpolating between the volatilities implied by stock call option contracts that were closest to the terms shown and closest to the money. The minimum volatility was based on a period of 3 years, 2 years and 1 year for the years ended December 31, 2017, 2016 and 2015, respectively. The maximum volatility was based on a period of 1 year, 1 year and 2 years for the years ended December 31, 2017, 2016 and 2015, respectively. The requisite service period is based on the criteria for the separate programs according to the vesting schedule.

A summary of the status of the nonvested restricted shares as of December 31, 2017, and the changes for the year ended December 31, 2017, is presented below:

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2017	225,624	$71.61
Issued	106,113	87.09
Vested	(147,687)	70.90
Forfeited	(3,358)	84.97
Nonvested at December 31, 2017	180,692	$81.13

The total fair value of shares vested during the years ended December 31, 2017, 2016 and 2015 was approximately $10.5 million, $5.1 million and $2.9 million, respectively.

Stock Options

Stock options are earned when the employee remains employed over the requisite service period and vest ratably over a period from 0.3 years to 2.3 years. Stock options exercised result in new common shares being issued on the open market by the Company. The fair value of stock option awards is determined using the Black-Scholes or Monte Carlo valuation models. No stock options were granted during the years ended December 31, 2017 or December 31, 2015. During the year ended December 31, 2016, 108,198 fully vested stock options were granted with a weighted average grant date fair value of $18.08 per option as a result of options exchanged during the Merger.

The following is a summary of the key assumptions used in the Monte Carlo valuation calculations for stock options granted during the year ended December 31, 2016:

2016
Risk free rate	0.64% - 2.63%
Dividend yield	3.81%
Volatility	21.02% - 21.57%
Expected term	1.11 - 2.11 years

The U.S. Treasury bill rate was used to represent the risk-free rate based on the expected life of the option. The current dividend yield at the time of grant was used to estimate the dividend yield over the life of the option. Volatility is based on the actual changes in the market value of MAA’s stock and is calculated using daily market value changes from the date of grant over a past period equal to the expected term of the stock options. The expected term represents an estimate of the period of time options are expected to remain outstanding.

A summary of the status of the stock options as of December 31, 2017 and the changes for the year ended December 31, 2017 is presented below:

Stock Options	Options	Weighted Average Exercise Price
Outstanding at January 1, 2017	147,282	$76.16
Granted	—	—
Exercised	(21,006)	64.92
Expired	(17,838)	109.05
Outstanding at December 31, 2017	108,438	$72.93

All options outstanding at December 31, 2017 were exercisable and had an intrinsic value of $3.0 million with a weighted average remaining term of 6.0 years. There were 21,006 options and 7,342 options exercised during the years ended December 31, 2017 and 2015, respectively. Cash received from the exercise of stock options totaled $0.4 million for both the years ended December 31, 2017 and 2015, respectively. During the year ended December 31, 2016, no cash was received from the exercise of stock options as no options were exercised.